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As filed with the Securities and Exchange Commission on August 24, 2000

File Nos. 333-38916
811-09975

SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 1
and

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 1

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TT International U.S.A. Feeder Trust
(Exact Name of Registrant as Specified in Charter)

c/o Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (44 207) 410-3500

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116
(Name and Address of Agent for Service)

Copy to:
Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of the registration under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

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The Trustees of TT International U.S.A. Master Trust, on behalf of its series, TT EAFE Portfolio, have executed this registration statement.
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TT EAFE Mutual Fund
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The Fund seeks total return in excess of the total return of the Morgan Stanley Capital International Europe, Australasia and Far East Index

TT International, investment manager
[logo]

Prospectus

________ __, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
Fund Summary...........................................................................
Investment Goal........................................................................
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Main Investment Strategies.......................................
Main Risks............................................................
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Performance History..........................................................
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Fees and Expenses.....................................................................

Additional Investment Strategies and Risks............................

Managing the Fund....................................................................

Distribution Arrangements....................................................

 Shareholder Information...........................................................
How to Buy and Sell Shares......................................................
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How the Fund Calculates Share Price.......................................

Dividends, Distributions and Taxes..........................................

Financial Highlights...................................................................

 Appendix A - Purchases and Sales Outside of Employer - Sponsored Retirement Plans..................................................................	A-1
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Fund Summary

Investment Goal

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The Fund's goal is total return in excess of the total return of the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index. There is no assurance that the Fund will achieve its goal. The Fund is not required to seek to invest in the same companies that are included in the EAFE Index or any other index.

The Fund pursues this goal by investing in an underlying investment company, TT EAFE Portfolio. The Portfolio invests directly in securities and has the same investment goal and strategies as the Fund.
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Main Investment Strategies

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The Fund seeks to achieve its investment goal by investing in a diversified portfolio of primarily equity and equity-related securities in foreign markets that the investment manager to the Fund (referred to as the Manager) believes have sound prospects for sustainable growth and represent value in the form of assets and earnings. Under normal circumstances, 65% or more of the Fund's investments will consist of these securities. These equity and equity-related securities include securities listed on recognized exchanges, convertible bonds, warrants, equity and stock index futures contracts and options (including options on equity securities and currency) and forward currency exchange contracts.

The Manager uses both a "top-down" and a "bottom-up" investment strategy in managing the Fund's investment portfolio. As part of its top-down strategy, the Manager uses geopolitical analysis to eliminate countries where the Manager believes it is unsafe to invest and to highlight countries where change is likely to occur. In conducting the geopolitical analysis, the Manager may consider such factors as the condition and growth potential of the various economies and securities markets, currency and taxation policies and other pertinent financial, social, national and political factors. Under certain adverse investment conditions, the Fund may restrict the number of securities markets in which it invests, although under normal market circumstances the Fund's investments will involve securities principally traded in at least three different countries. Otherwise, there are no prescribed limits on geographical asset distribution.

The Manager currently intends to focus the Fund's investments in securities of companies located in Denmark, France, Germany, Hong Kong, Italy, Japan, the Netherlands, Sweden, Switzerland and the United Kingdom. These are not the only countries in which the Fund can invest, and the Fund expects to invest in companies located in other countries as well.

Once the Manager has completed the geopolitical analysis, it allocates Fund assets among various sectors and industries. This primarily is part of the Manager's top-down strategy, but also may be part of its bottom-up strategy, especially when analyzing a narrow sector or industry.

Within sectors and industries the Manager applies its "bottom-up" strategy to identify attractive companies for investment. This strategy involves considering a wide range of factors, including:

  perceived value in a company's assets or earnings, and
  the potential for realizing a company's value.

In addition, as part of its "bottom up" strategy, the Manager seeks to verify its assessment of a company's value through research, economic modeling, discussions with management, and other sources.

The Manager may decide to sell Fund investments under a wide range of circumstances relating to the performance and potential of those investments and to general, economic, sector or market conditions. These circumstances may include:

  changes in the Manager's top-down geopolitical analysis,
  changes in the Manager's view of a sector or industry,
  changes in market conditions or perceptions,
  changes in a company's value in assets or earnings or the prospect for realizing a company's value, and opportunities to realize a profit or mitigate a loss.

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Main Risks
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There are several risk factors that could hurt the Fund's performance, cause you to lose money or make the Fund perform less well than other investments. The main risks of investing in the Fund are:
o

Stock Market Risk: Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock markets in which the Fund invests decline in value, the Fund is likely to decline in value. Decreases in the value of stocks are generally greater than for bonds or other debt investments.

o	Stock Selection Risk: Value stocks selected by the Manager may decline in value or not increase in value when the stock market in general is rising.
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o

Foreign Investment Risk. Investments in foreign securities involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign companies and markets are subject.

o	Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.
o

Foreign markets may be less liquid and more volatile than U.S. markets. Rapid increases in money supply may result in speculative investing, contributing to volatility. Also, equity securities may trade at price-earnings multiples that are higher than those of comparable U.S. companies, and that may not be sustainable. As a result, there may be rapid changes in the value of foreign securities.

o	Foreign markets may offer less protection to investors. Enforcing legal rights may be difficult, costly and slow. There may be special problems enforcing claims against foreign governments.
o

Since foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar relative to these other currencies will adversely affect the value of the Fund. In addition, some foreign currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets. Controls or intervention could limit or prevent the Fund from realizing value in U.S. dollars from its investment in foreign securities. The Fund could also be adversely affected by the conversion of European currencies to the Euro.

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Remember that mutual funds are investments, not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

Performance History

The chart and table below provide some indication of the risks of investing in the Fund by illustrating that returns can differ from one year to the next and comparing this information to a broad measure of market performance. The bar chart and the table are based on the performance of the Fund's underlying mutual fund. The performance of the Fund's underlying mutual fund, in turn, is based on the performance of the LKCM International Fund. The LKCM International Fund is a mutual fund that has been subadvised by the Manager since its inception and that has investment objectives, policies, and strategies substantially similar to those of the Fund. The bar chart shows total returns, and the table compares average annual returns to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index. The performance presented below is historical and does not represent projected future investment performance of the Fund.

Total Return [bar chart]

10.10%
1998

____%
1999

As of [quarter end], the year-to-date return for the LKCM International Fund was ____%.

Best and Worst Quarterly Returns
____% (____ quarter, 19__)
____% (____ quarter, 19__)
Average Annual Total Returns as of December 31, 1999	1 Year	Since Inception (December 30, 1997)
LKCM International Fund	____%	____%
Morgan Stanley Capital International Europe, Australasia and Far East Index(1)	____%	____%

(1) The Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index composed of 20 European and Pacific Basin countries, is the most recognized international index and is weighted by market capitalization.

Fees and Expenses

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.* The Fund does not have a sales charge (load).

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Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee............................................................................................	**
Maximum Account Fee (charged only if account falls below a minimum balance)***.....................	$____/month
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Annual Operating Expenses (fees deducted from Fund assets)+
Management Fees.........................................................................................	1.00%
Distribution (12b-1) Fees..............................................................................	None
Other Expenses++........................................................................................	0.40%
Total Annual Operating Expenses.............................................................	1.40%
Fee Waiver+++........................................................................................	(0.20)%
Net Expenses........................................................................................	1.20%

*	Based on amounts estimated for the fiscal year ending December 31, 2000.
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**	If you wish to receive your redemption (sale) proceeds by wire, there is a $____ wire fee. This fee may not apply for employer-sponsored accounts.
***

A fee of $____/month is charged on accounts, other than employer-sponsored retirement accounts, that fall below a minimum balance of $____ ($____ for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA accounts).

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+	The Fund invests in securities through an underlying mutual fund, TT EAFE Portfolio. This table reflects the expenses of the Fund and TT EAFE Portfolio.
++	Includes costs of shareholder servicing, custody, accounting services, and similar expenses.
+++

For the period from commencement of operations of the Fund until December 31, 2001, the Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.20% of its average daily net assets.

Example

This example is designed to help you compare the costs of investing in the Fund to the costs of investing in other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

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1 Year	3 Years
$____	$____

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Additional Investment Strategies and Risks

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The Fund's principal investment strategies are described in the section entitled " Main Investment Strategies." The Fund may use other strategies and invest in other securities that are described below and in the Statement of Additional Information. However, the Fund may not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the Statement of Additional Information. The Fund's goal and strategies may be changed without shareholder approval.

In pursuing its investment objective, the Fund may invest in U.S. markets through American Depositary Receipts (ADRs) and similar instruments. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars.

While the Fund expects to invest mainly in equity securities, the Fund may also invest in investment grade debt securities and below investment grade debt securities ("junk bonds").

The Fund will not participate in initial public offerings or other "hot issues" unless the market capitalization of the issuer exceeds a minimum threshold determined by the Manager from time to time, and the Manager otherwise determines participation to be appropriate.

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The Manager may use foreign currency contracts to hedge the Fund's currency exposure at its discretion. Hedging is used to protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which the security is denominated. The Manager may hedge anywhere from 0% to 100% of the Fund's currency exposure. In determining whether to engage in foreign currency contracts, the Manager carefully considers fundamental macro-economic factors, as well as the geopolitical factors and capital flows. In addition, the Manager may purchase and sell stock index futures contracts to hedge against the Fund's exposure to the volatility of securities prices in a particular market or to reallocate the Fund's equity market exposure.

The Fund may, from time to time, take temporary defensive positions that are not consistent with the Fund's principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Fund may invest without limit in high quality debt securities, and may not be pursuing its investment goal.

Investment Structure

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The Fund does not invest directly in securities but instead invests in another fund, the TT EAFE Portfolio, having the same investment goal and strategies as the Fund. TT EAFE Portfolio, a registered investment company, buys, holds and sells securities in accordance with these goals and strategies. Unless otherwise indicated, references to the Fund in this prospectus include the TT EAFE Portfolio. The Fund may stop investing in its underlying investment company at any time, and will do so if the Fund's Trustees believe that to be in the best interests of the Fund's shareholders. The Fund could then invest in another mutual fund or pooled investment vehicle or invest directly in securities.
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Additional Risk Information

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The main risks of investing in the Fund are outlined above under "Fund Summary - Main Risks." Additional, non-primary, risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goal, which are not described in this prospectus. More information about risks appears in the Fund's Statement of Additional Information.
o

Derivatives. The Fund's use of derivatives (such as futures contracts, options and forward foreign currency exchange contracts) may represent a significant portion of the Fund's investments and may be risky. This practice could result in losses that are not offset by gains on other portfolio assets. Losses would cause the Fund's share price to go down. There is also the risk that the counterparty may fail to honor its contract terms. The Fund's ability to use derivatives successfully depends on the Manager's ability to accurately predict movements in stock prices, interest rates and currency exchange rates. If the Manager's predictions are wrong, the Fund could suffer greater losses than if the Fund had not used derivatives.

o

Investment in an Underlying Investment Company: Investment companies, in addition to the Fund, may invest in TT EAFE Portfolio. If these other investment companies withdraw their investments from the Portfolio, the Fund may have to pay higher expenses in connection with its investment in the Portfolio.

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o

Interest Rate Risk. In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes. If the Fund invests in debt securities, a change in interest rates could cause the Fund's share price to go down.

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o

Credit Risk. The Fund may invest in investment grade debt securities and, to a lesser extent, in non-investment grade securities (known as "junk bonds"). It is possible that some issuers will not make payments on debt securities held by the Fund, causing a loss; or an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for the Fund to sell. The lower quality debt securities in which the Fund may invest are more susceptible to these problems than higher quality obligations.

o

Junk Bonds. Credit risk is more pronounced with so-called "junk bonds" which are debt obligations that are rated below investment-grade. The risk of default may be greater and the market for these securities may be less active, making it more difficult to sell the securities at reasonable prices, and also making valuation of the securities more difficult. The Fund may incur additional expenses if an issuer defaults and the Fund tries to recover some of its losses in a bankruptcy or other similar proceeding.

o

Convertible Securities. Convertible securities, which are debt securities or preferred stock that may be converted into common stock, are subject to the market risk of stocks, and, like debt securities, are also subject to interest rate risk and the credit risk of their issuers. Call provisions may allow the issuer to repay the debt before it matures.

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Managing the Fund

The Investment Manager

The Manager for the Fund is TT International Investment Management (TT International), 5 Martin Lane, London, England EC4R ODP. The Manager was founded in 1993 and offers investment counseling services to investment companies, pension plans, trusts, charitable organizations, and other institutional investors. As of the date of this prospectus, the Manager had in excess of $6.5 billion in assets under management. The Manager is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 and is authorized to conduct its investment business in the United Kingdom by the Investment Management Regulatory Organisation Limited (IMRO). TT International also is registered as a commodity pool operator and commodity trading adviser with the Commodity Futures Trading Commission (CFTC).

As payment for serving as Manager, TT International receives a management fee at an annual rate of 1.00% of the Fund's average daily net assets, before any waivers or reimbursements.

The Portfolio Managers

The Manager uses a team of individuals who are primarily responsible for the day-to-day management of the Fund.

Distribution Arrangements

First Fund Distributors, Inc. is the distributor of the Fund's shares. The Fund does not pay the distributor a fee for distribution services or for services provided to shareholders.

Shareholder Information

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How to Buy and Sell Shares

If you have purchased shares or plan to invest as part of an employer-sponsored retirement plan, such as a 401(k) plan, 403(b) plan, SEP-IRA or SIMPLE IRA, please contact your employer's plan administrator for information on the types of available accounts, minimum balances, and buying and selling shares.

If you have purchased shares or plan to invest outside of an employer-sponsored retirement plan, please see Appendix A on page A-1 for information on the types of available accounts and buying and selling shares.

Postponement of Sale Proceeds or Suspension of Redemption Right

You will receive your redemption (sale) proceeds normally on the third business day after you sell your shares but in any event within seven days. However, if your purchase was made by check, transmittal of your redemption proceeds may be delayed for up to ten days after the purchase or until the check has cleared, whichever occurs first.

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The Fund may stop selling its shares or postpone payment during any period in which the New York Stock Exchange is closed or in which trading is restricted, or if the Securities and Exchange Commission determines that an emergency exists.

Large Redemptions

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It is important that you call 1-800-____ before you redeem a large dollar amount (generally over $____). The Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the amount will disrupt the Fund's operation or performance
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Redemption in Kind

The Fund reserves the right to redeem (pay) part or all of the sales proceeds in kind, i.e., in securities, rather than cash. If payment is made in kind, you may have to pay brokerage commissions if you then sell the securities for cash.

How the Fund Calculates Share Price

The Fund determines its share price at the close of regular trading on the New York Stock Exchange, normally 4 p.m. Eastern time, on each day the Exchange is open for trading. The share price is the Fund's net asset value per share, or NAV. This calculation is made by deducting the amount of the Fund's liabilities (debts) from the value of its assets (including its investment in another investment company), and dividing the difference by the number of outstanding shares of the Fund.

Net Asset Value (NAV) =	Total Assets - Total Liabilities
Number of Shares Outstanding

The Fund typically uses market prices to value securities. However, when a market price isn't available, or when the Fund has reason to believe the market price doesn't represent market realities, the Fund may use fair value methods approved by its Trustees. In such a case, the Fund's value for a security is likely to be different from quoted market prices.

Because the Fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell Fund shares. This is because some foreign markets are open on days when the Fund doesn't price its shares.

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Dividends, Distributions and Taxes

Distributions

The Fund intends to declare and pay income dividends on an annual basis and intends to distribute net capital gains and net gains from foreign currency transactions, if any, on an annual basis in December. The Fund may make an additional distribution, if necessary, to avoid income or excise taxes. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Such election must be made in writing to the Fund.

Taxation of the Fund

This discussion of taxes is very general. You should consult your own tax adviser about the effect that an investment in the Fund may have on your particular tax situation.

As long as the Fund qualifies for treatment as a regulated investment company (which it intends to do in its first and each subsequent taxable year), it will pay no federal income tax on the earnings it distributes to shareholders. The Fund may pay taxes to non-U.S. governments in connection with its foreign investments.

Taxability of Distributions

You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by the Fund as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December. The IRS Form 1099 that is mailed to you every January details your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions will reduce the Fund's net asset value per share. As a result, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

The Fund may be eligible to elect to "pass through" to you foreign income taxes that it pays or that are paid by the underlying investment vehicle through which the Fund invests. If the Fund makes this election, you will be required to treat your share of those tax payments as a distribution to you from the Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations.

Foreign Shareholders

If you are not a citizen or resident of the U.S., the Fund will withhold U.S. federal income tax payments at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. Your distributions from the Fund also may be subject to tax under the laws of your own jurisdictions.

Backup Withholding

The Fund may be required to withhold 31% of a dividend or redemption payment that is payable to you if you do not furnish certain information and certifications, or if you are otherwise subject to backup withholding. Please read the Fund's account application for additional information regarding backup withholding of federal income tax.

Taxability of Transactions

When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Financial Highlights

The Fund is newly-organized and has not yet issued financial statements.

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Appendix A

Purchases and Sales Outside of Employer - Sponsored Retirement Plans

The following pages provide information on how to invest in the Fund outside of an employer-sponsored retirement program and what to expect as a shareholder. If you are investing through an employer-sponsored retirement plan, such as a 401(k) plan, 403(b) plan, SEP-IRA or SIMPLE IRA, please contact your employer's plan administrator for information.

If you're investing through a "third party provider" -- for example, a financial supermarket, or financial adviser -- your provider may have its own policies or instructions that you will need to follow.

Types of Accounts

You may invest through an individual account or with one or more person(s) through a joint account. If you are opening a joint account, joint tenancy with rights of survivorship will be assumed unless other ownership is noted on your account application. You also may open an account to invest assets held in an existing personal trust.

You may open a UGMA/UTMA account for any child. Please follow the instructions on the account application.

How to Buy Shares

Use these instructions to invest directly with the Fund.
		New Accounts		Additional Investments
Minimum Investments	-	$____	-	$____
By Check	-	Mail the completed account application and your check to: [Address] Your check must be in U.S. dollars drawn on a U.S. bank and be made payable to "____." Third party checks cannot be accepted.	-

Fill out the investment form that came with your trade confirmation or account statement, or send a note with your account number and your check to:

[Address]

Your check must be in U.S. dollars drawn on a U.S. bank and be made payable to "____." Third party checks cannot be accepted.

By Wire	-	Please call 1-800-____ for instructions	-	Please call 1-800-____ for instructions

How to Sell Shares

Requests to sell shares must be submitted in writing. Transactions are processed at the next determined share price after the transfer agent receives your sale request in good order. To be in "good order" a request must include:

-	Your account number.
-	The amount of the transaction (in dollars or shares).
-	Signatures of all owners exactly as registered on the account (for requests by mail).
-	Signature guarantees, if required (see "Signature Guarantees," on page A-__).
-	Any supporting legal documentation that may be required.

Use these instructions to sell shares of the Fund.

- Mail a letter containing:
      -  the name and signature of each account owner,
      -  the address of each account owner,
      -  the account number,
      -  the dollar amount or number of shares you want to sell,
      -  the method by which you would like to receive the proceeds (by check or by wire to a bank account you have predesignated), and
      -  any required signature guarantees or written documentation (see
           "Signature Guarantees," below).

      Mail the letter to:

      [Address]

Shares also may be purchased and sold through certain brokers. These orders are received when the authorized broker or its designee accepts the order and will be priced after they are accepted by the authorized broker or designee. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Signature Guarantees

You are required to obtain a Signature Guarantee from an Eligible Guarantor for any:

-	Sales (redemptions) exceeding $____.
-	Written sales requests, regardless of amount, made within 30 days following any changes in account registration (such as name or address changes).
-	Sales proceeds made to a third party or to an address other than the address for which the account is registered (unless already established on your account).

Eligible Guarantors may include:

-	Banks
-	Savings institutions
-	Credit unions
-	Brokers

Note that you cannot get a signature guarantee from a notary public or from organizations that do not provide reimbursement in the case of fraud.

The Fund or its service providers may request further documentation prior to accepting sale requests.

Postponement of Sale Proceeds or Suspension of Redemption Right

You will receive your redemption (sale) proceeds normally on the third business day after you sell your shares but in any event within seven days. However, if your purchase was made by check, transmittal of your redemption proceeds may be delayed for up to ten days after the purchase or until the check has cleared, whichever occurs first.

The Fund may stop selling its shares or postpone payment during any period in which the New York Stock Exchange is closed or in which trading is restricted, or if the Securities and Exchange Commission determines that an emergency exists.

Large Redemptions

It is important that you call 1-800-____ before you redeem a large dollar amount (generally over $____). The Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the amount will disrupt the Fund's operation or performance.

Redemption in Kind

The Fund reserves the right to redeem (pay) part or all of the sales proceeds in kind, i.e., in securities, rather than cash. If payment is made in kind, you may have to pay brokerage commissions if you then sell the securities for cash.

Minimum Balance

If your account falls below $____ ($____ for UGMA/UTMA accounts) because of redemptions you will be assessed a monthly fee of $____ until you bring your balance above the minimum. If you do not bring your balance up to the minimum, the Fund may close your account by sending you a check for your balance. Before closing your account, the Fund will give you 60 days notice and an opportunity to bring the account up to the applicable minimum.

* * * * * * * *

The Fund reserves the right to change, add or withdraw various services, fees, and account policies without notice.

Questions?	Shareholders not investing through an employer-sponsored plan can speak to a Fund representative between 9 a.m. and 5 p.m. Eastern time on any Fund business day by calling 1-800-____.

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To Get More Information

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Statement of Additional Information

The Fund's Statement of Additional Information contains more detailed information about the Fund and its management and operations. The Statement of Additional Information is incorporated by reference into this prospectus and is legally part of it.

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To make shareholder inquiries or obtain copies of the Statement of Additional Information and any reports to be issued by the Fund, free of charge, contact your employer's plan administrator. If you are not investing through an employer-sponsored retirement plan call 1-800-____ or write to:

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[Address]

Securities and Exchange Commission

Information about the Fund (including its Statement of Additional Information) is available on the Securities and Exchange Commission's website, www.sec.gov. Copies also may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You also may visit the Commission's Public Reference Room in Washington, D.C. For more information about the Public Reference Room you may call the Commission at 1-202-942-8090.

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File No. 811-09975

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STATEMENT OF ADDITIONAL INFORMATION

__________ __, 2000

TT EAFE MUTUAL FUND

(A Series of TT International U.S.A. Feeder Trust)

TABLE OF CONTENTS	PAGE

1.	The Fund..............................................................................................................	__
2.	Investment Objectives; Information Concerning Investment
	Structure; Investment Policies and Restrictions..................................................	__
3.	Performance Information....................................................................................	__
4.	Determination of Net Asset Value; Valuation of Portfolio Securities;
	Additional Purchase Information........................................................................	__
5.	Management of the Fund and the Portfolio.........................................................	__
6.	Independent Auditors...........................................................................................	__
7.	Taxation................................................................................................................	__
8.	Portfolio Transactions and Brokerage Commissions...........................................	__
9.	Description of Shares, Voting Rights and Liabilities..........................................	__
10.	Financial Statements...........................................................................................	__

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       This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus dated ________ __, 2000, as amended from time to time. This Statement of Additional Information should be read in conjunction with the Prospectus. An investor may obtain copies of the Fund's Prospectus and any reports issued by the Fund without charge by contacting his or her employer's plan administrator or by contacting First Funds Distributors, Inc., the Fund's distributor, at 1-800-____.

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       This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.

1.  THE FUND

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       TT EAFE Mutual Fund (the "Fund") is a no-load, diversified open-end management investment company. The Fund is a series of shares of beneficial interest of TT International U.S.A. Feeder Trust (the "Trust"), which was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 26, 2000 and commenced operations on ________ __, 2000.

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       The Fund offers to buy back (redeem) its shares from its shareholders at any time at net asset value. References in this Statement of Additional Information to the "Prospectus" are to the current Prospectus of the Fund, as amended or supplemented from time to time.

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       TT International Investment Management ("TT International") is the investment adviser to the Fund. The Board of Trustees provides broad supervision over the affairs of the Fund. Shares of the Fund are continuously sold by First Funds Distributor, Inc., the Fund's distributor (the "Distributor").

       The Fund seeks to achieve its investment objective by investing all its assets in TT EAFE Portfolio (the "Portfolio"), a diversified, open-end, registered, management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International is the Portfolio's investment manager (the "Portfolio Manager").

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2.  INVESTMENT OBJECTIVES;

INFORMATION CONCERNING INVESTMENT STRUCTURE;

INVESTMENT POLICIES AND RESTRICTIONS

INVESTMENT OBJECTIVES

       The investment objective of the Fund and the Portfolio is total return in excess of the total return of the Morgan Stanley Capital International Europe, Australasia and Far East Index.

       The investment objective of the Fund may be changed without the approval of the Fund's shareholders, but not without written notice thereof to shareholders thirty days prior to implementing the change. If there is a change in the Fund's investment objective, shareholders of the Fund should consider whether the Fund remains an appropriate investment in light of their financial positions and needs. The investment objective of the Portfolio also may be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and notice by the Fund to its shareholders) 30 days prior to implementing the change. There can, of course, be no assurance that the investment objective of either the Fund or the Portfolio will be achieved.

INFORMATION CONCERNING INVESTMENT STRUCTURE

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       As noted above, the Fund does not invest directly in securities, but instead invests all of its assets that are available for investment in the Portfolio, which has the same investment objective and policies as the Fund. The Portfolio, in turn, buys, holds and sells securities in accordance with this objective and these policies.

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       The Trustees of the Fund believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Fund's assets would continue to be invested in accordance with its investment objective and policies, either directly in securities or in another mutual fund or pooled investment vehicle having the same investment objective and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

       A change in investment objective, policies or restrictions by the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Certain investment restrictions of the Portfolio are fundamental and cannot be changed without approval by the investors in the Portfolio. When the Fund is asked to vote on certain matters concerning the Portfolio, the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions or otherwise vote in accordance with applicable rules and regulations. Of course, the Fund could be outvoted, or otherwise adversely affected by other investors in the Portfolio. The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment return for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures. Information about other holders of interests in the Portfolio is available from the Fund's distributor, First Fund Distributors, Inc.

INVESTMENT POLICIES

       The following supplements the information concerning the Fund's and the Portfolio's investment policies contained in the Prospectus and should only be read in conjunction therewith. References to the Fund include the Portfolio, unless the context otherwise requires.

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       EQUITY-RELATED SECURITIES. The equity securities in which the Fund may invest include common stocks, preferred stocks, warrants and rights, and debt securities convertible into or exchangeable for common stock or other equity securities.

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       Preferred Stock. Preferred stock offers a stated dividend rate payable from the corporation's earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Dividends on some preferred stock may be "cumulative" if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.

       Warrants And Rights. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

       Convertible Securities. A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk that the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

       The Fund will rely on the judgment, analysis and experience of TT International in evaluating the creditworthiness of an issuer. In this evaluation, TT International will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

       The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

       Factors adversely affecting the market value of securities will adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

       The secondary trading market for lower quality fixed-income securities is generally not as liquid as the secondary market for higher quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower quality issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Trust's Board of Trustees or TT International to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

       FOREIGN SECURITIES. The Fund will invest in securities of foreign issuers. Investing in foreign issuers involves certain special considerations that are not typically associated with investing in U.S. issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Fund may temporarily hold invested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

       As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Fund's foreign securities will be somewhat greater than the expenses for custodian arrangements for handling U.S. securities of equal value.

       Certain foreign governments levy withholding taxes against dividend and interest income paid by citizens or corporations operating therein to investors in other countries. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the holdings of the Fund. However, these foreign withholding taxes are not expected to have a significant impact on the Fund.

       AMERICAN DEPOSITORY RECEIPTS ("ADRs"). The Fund may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security is denominated in a foreign currency.

       FIXED-INCOME SECURITIES. The fixed-income securities in which the Fund may invest include U.S. Government securities and corporate debt securities.

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       Investment Grade Fixed-Income Securities. Investment grade fixed-income securities include:

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o	U.S. government securities;
o	Bonds or bank obligations rated in one of the four highest categories (such as BBB or higher by S&P);
o	Short-term notes rated in one of the two highest categories (such as SP-2 or higher by S&P);
o	Commercial paper or short-term bank obligations rated in one of the three highest categories (such as A-3 or higher by S&P); and
o	Repurchase agreements involving investment grade fixed-income securities.

       Investment grade fixed-income securities are generally believed to have a lower degree of credit risk. However, certain investment grade securities with lower ratings are considered medium quality and may be subject to greater credit risk than the highest rated securities. If a security's rating falls below that required at the time of purchase, TT International will consider what action, if any, should be taken consistent with the Fund's investment objective.

       U.S. Government Securities. U.S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Fannie Mae, Government National Mortgage Association ("GNMA"), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association ("SLMA") and the International Bank for Reconstruction and Development.

       Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the SLMA, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Fund will invest in securities of such agencies or instrumentalities only when TT International is satisfied that the credit risk is acceptable.

       The Fund may invest in component parts of U.S. Treasury notes or bonds, namely either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of: (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations ( corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATs"), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

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       Lower Rated Fixed-Income Securities. The Fund may invest in lower rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund at times may be unable to establish the fair value of such securities. If the issuer defaults on its obligation, the value of the security would fall and the Fund's income would also decline.

       Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investor Services Inc. ("Moody's") or Standard & Poor's ("S&P") (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security.

       Like those of other fixed-income securities, the values of lower rated securities go up and down in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of fixed-income securities. Conversely, during periods of rising interest rates, the value of the Fund's fixed-income securities will generally decline. The values of lower rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower rated securities. Changes by recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund's net asset value.

       Issuers of lower rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

       Corporate Debt Securities. The Fund may invest in investment grade and below investment grade U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers (corporate bonds, debentures, notes and other similar corporate debt instruments). The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

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       REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees of the Trust. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Fund to the seller. The Fund always receives securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the collateral may be delayed or limited.

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       REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. The Fund's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement.

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       WHEN-ISSUED SECURITIES. The Fund may purchase securities on a "when- issued" basis. In buying "when-issued" securities, the Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days. No payment or delivery is made by the Fund in a "when- issued" transaction until the Fund receives payment or delivery from the other party to the transaction. Although the Fund receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.

       DERIVATIVE INSTRUMENTS. In pursuing its investment objectives, the Fund may purchase and sell (write) options on securities, securities indices, and foreign currencies and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts and enter into forward foreign currency exchange contracts for hedging purposes.

       Options. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument. Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

       There are certain risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

       There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

       If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

       The Fund is authorized to purchase and sell over-the-counter options ("OTC Options") in addition to exchange listed options. OTC Options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation between the parties. The Fund will only sell OTC Options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC Options that have cash settlement provisions, although it is not required to do so.

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       There is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, TT International must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The Fund will engage in OTC Option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P's or "P-1" from Moody's or an equivalent rating from any other Nationally Recognized Statistical Rating Organization ("NRSRO").

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       Options On Foreign Currencies. The Fund may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

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       Conversely, where the Manager perceives a risk of a rise in the dollar value of a foreign currency in which securities to be acquired are denominated (which would increase the dollar cost of these securities to the Fund) the Fund may purchase call options on the currency involved. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

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       The Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

       The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, or liquid assets in a segregated account with the custodian.

       The Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund will collateralize the option by maintaining in a segregated account with the custodian, cash or liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

       Futures Contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, currency or index at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. U.S. futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

       Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold. Futures contracts on indices are settled in cash.

       Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying securities) if it is not terminated prior to the specified delivery date. Initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements that are higher than the exchange minimums.

       After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required variation margin, resulting in a repayment of excess variation margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open.

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       Regulations of the CFTC applicable to the Fund require that it uses futures contracts and options on futures contracts only for bona fide hedging purposes, or to the extent that the Fund's futures and options on futures positions are for other than bona fide hedging purposes, as described by the CFTC, the aggregate initial margins and premiums required to establish such non-bona fide hedging positions other than the "in-the-money" amount in the case of options that are "in-the-money" at the time of purchase, may not exceed 5% of the Fund's net assets. Adherence to these guidelines does not limit the Fund's risk to 5% of the Fund's assets. In practice, the Fund does not anticipate a materially greater risk than 5%. The Fund will only sell futures contracts to protect securities owned by it against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Fund expects that approximately 75% of the futures contracts purchased will be "completed;" that is, equivalent amounts of related securities will have been purchased or in the process of being purchased by the Fund upon sale of open futures contracts. Futures contracts are typically not completed when the Manager decides that the hedge is no longer necessary or appropriate and closes out the position before completion. Therefore, a futures contract that is not completed does not necessarily provide additional risk to the Fund. Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs incurred in the purchase and sale of the underlying securities.

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       Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("Forward Contract") is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders, usually large commercial banks, and their customers. The Fund may use Forward Contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving Forward Contracts that the Fund may use.

       In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into Forward Contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date ("transaction hedge" or "settlement hedge").

       The Fund also may use Forward Contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value ("position hedge"). A position hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling ("proxy hedge"). A proxy hedge could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

       The Fund's custodian will place cash or other liquid assets in a separate account having a value equal to the aggregate amount of the Fund's commitments under Forward Contracts entered into with respect to position hedges and proxy-hedges. If the value of the assets placed in a segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. Alternatively, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

       Risk Factors In Futures Transactions. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

       The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures trading. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

       Use of futures transactions by the Fund involves the risk of imperfect or no correlation where the securities underlying futures contracts are different than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option on a futures contract.

       Most futures exchanges limit the amount of fluctuation permitted in futures contract and options prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract or option on a future contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract and options prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

       Risks Of Options On Futures, Forward Contracts, And Options On Foreign Currencies. Options on currencies may be traded over-the-counter and forward currency contracts are always traded in the over-the-counter market. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchase of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. When the Fund enters into a forward currency contract or purchases an over-the-counter option, it relies on its counterparty to perform. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

       Futures contracts, options on futures contracts, Forward Contracts, and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours where the portfolio managers are located, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

       Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

       Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including Forward Contracts) and any combination of futures, options, and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of TT International it is in the best interest of the Fund to do so. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions.

       Asset Coverage For Futures And Options Positions. The Fund will comply with guidelines established by the SEC with respect to coverage of options, futures and forward contracts strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures, option or forward contract strategy is outstanding, unless they are replaced with other suitable assets. Consequently, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

       ILLIQUID INVESTMENTS, RESTRICTED SECURITIES AND PRIVATE PLACEMENT OFFERINGS. Illiquid investments are investments that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, TT International determines the liquidity of the Fund's investments and, through reports from TT International and the Fund's administrator, the Board monitors investments in illiquid securities. In determining the liquidity of the Fund's investments, TT International may consider various factors, including the frequency of trades and quotations, the number of dealers and prospective purchasers in the marketplace, dealer undertakings to make a market, the nature of the security, and the nature of the marketplace for trades. Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, certain over-the-counter options, and restricted securities (other than certain foreign securities, restricted securities pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper sold in reliance on Section 4(2) of the Securities Act). With respect to over-the-counter ("OTC") options that the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. The Fund will treat as illiquid an amount of assets used to cover written OTC options, equal to the formula price at which the Fund would have the absolute right to purchase the option less the amount by which the option is "in-the-money." The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. When no market quotations are available, illiquid investments are priced at fair value as determined in good faith by TT International under the supervision of the Board of Trustees. Disposing of these investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. If through a change in values, net assets, or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid securities, the Fund would take appropriate steps to protect liquidity.

       Restricted Securities. The Fund is permitted to invest in restricted securities. Restricted securities can generally be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

       CORPORATE REORGANIZATIONS. The Fund may invest a portion of its assets in securities for which a tender or exchange offer has been made or announced if, in the judgment of TT International, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short-term nature of such transactions. The primary risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers of proposals which are consummated, the Fund may sustain a loss.

      TEMPORARY INVESTMENTS. The temporary investments that the Fund may make include:

(2)

Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Fund. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation and (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation.

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(2)

Commercial paper which at the time of purchase is rated in the highest rating category by a NRSRO or, if not rated, issued by a corporation having an outstanding unsecured debt issue that meets such rating requirement at time of purchase;

(3)	Short-term corporate obligations rated in the highest rating category by a NRSRO at time of purchase; and
(4)

U.S. Government obligations, including bills, notes and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue.

       OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative.

       SECURITIES LENDING. The Fund may lend securities to qualified brokers, dealers, banks and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by TT International to be of good standing. In addition, they will only be made if, in TT International's judgment, the consideration to be earned from such loans would justify the risk. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund exceed one-third of the value of its total assets.

       It is the Fund's understanding that the current view of the staff of the SEC is that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (i.e., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments) or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

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       The approval of the Fund and of the other investors in the Portfolio and the approval of shareholders of the Fund are not required to change the investment objective or any of the investment policies discussed above, including those concerning security transactions.

       FUNDAMENTAL RESTRICTIONS. The Fund and the Portfolio each have adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund or the Portfolio, respectively, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund or the Portfolio, respectively, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively, are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively (a "Majority Shareholder Vote"). The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

       Neither the Fund nor the Portfolio may:

(1)	invest in physical commodities or contracts on physical commodities;
(2)

purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;

(3)

make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(4)

with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer; provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

(5)

with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities); provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

(6)

borrow money, except (i) from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) or (ii) in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund's or the Portfolio's, as applicable, total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

(7)

underwrite the securities of other issuers (except to the extent that the Fund or the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act in the disposition of restricted securities); provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

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acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the Fund's or the Portfolio's, as applicable, total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; provided, further, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; and

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(9)	issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

       NON-FUNDAMENTAL RESTRICTIONS. The Fund and the Portfolio also are subject to the following restrictions, which are non-fundamental policies and may be changed by the appropriate Board of Trustees without shareholder or investor approval. As a matter of non-fundamental policy, the Fund and the Portfolio will not:

(a)

purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell securities short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions; transactions in futures contracts, options and options on futures are not deemed to constitute selling securities short;

(b)	pledge, mortgage, or hypothecate any of its assets to an extent to secure borrowing greater than 33 1/3% of its total assets at fair market value;
(c)

invest more than an aggregate of 15% of the net assets of the Fund or the Portfolio, as applicable, in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted (excluding certain foreign securities, securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act), repurchase agreements having maturities of more than seven days and certain OTC options;

(d)

invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations; and except as may otherwise be permitted by the 1940 Act; and

(e)	write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases.

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       PERCENTAGE RESTRICTIONS. With the exception of fundamental restriction (6) and non-fundamental restriction (c), if a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or the Portfolio or a later change in the rating of a security held by the Fund or the Portfolio will not be considered a violation of policy.

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3. PERFORMANCE INFORMATION

       Performance information concerning the Fund may from time to time be used in advertisements, shareholder reports or other communications to shareholders. The Fund may provide its period, annualized, and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment over a stated period based on any change in net asset value per share and includes the value of any shares purchasable with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An average "annualized" total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a 52-week period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return will be slightly higher than a period total rate of return if the period is shorter than one year, because of the effect of compounding. Average annual total return figures represent the average annual percentage change over the specified period.

       The Fund will calculate its total rate of return for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share (i.e., net asset value) on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

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       Average annual total return is a measure of a fund's performance over time. It is determined by taking a fund's performance over a given period and expressing it as an average annual rate. The average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical $1,000 initial investment in Fund shares on the first day of the period and computing the redeemable value of the investment at the end of the period. The redeemable value is then divided by the initial investment, and its quotient is taken to the Nth root (N representing the number of years in the period) and is 1 subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment date during the period.

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       The Fund may provide annualized "yield" and "effective yield" quotations. The "yield" of the Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period is stated in any such advertisement or communication). This income is then annualized, that is, the amount of income generated by the investment over that period is assumed to be generated each month over a one-year period and is shown as a percentage of the public offering price on the last day of that period. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that 30-day or one-month period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.

       A current yield quotation for the Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30 calendar day or one month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum public offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

       Performance information for the Fund's underlying mutual fund, which, in turn, is based on the performance information for the LKCM International Fund is set forth in the Fund's prospectus. The LKCM International Fund is a mutual fund that has been managed by TT International since its inception and that has investment objectives, policies, and strategies substantially similar to those of the Fund.

       From time to time the Fund also may quote data and fund rankings from various sources, such as Lipper Analytical Services, Inc., Morningstar, Inc., Wiesenberger, Money Magazine, The Wall Street Journal , Kiplinger's Personal Finance Magazine, Smart Money Magazine, Business Week and The New York Times.

4. DETERMINATION OF NET ASSET VALUE;

VALUATION OF PORTFOLIO SECURITIES; ADDITIONAL PURCHASE INFORMATION

       The net asset value of each share of the Fund is determined each day on which the New York Stock Exchange (the "NYSE") is open for trading ("Business Day"). (As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). This determination of net asset value of shares of the Fund is made once during each such day as of the close of regular trading of the NYSE by dividing the value of the Fund's net assets (i.e., the value of its investment in the Portfolio and any other assets less its liabilities, including expenses payable or accrued) by the number of shares of the Fund outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order.

       The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same day as the Fund determines its net asset value per share. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

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       Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price available before the time when assets are valued. Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using exchange rates prior to or after the close of the various securities markets. Unlisted foreign securities are valued at fair value as determined in accordance with policies established by the Board of Trustees. Although the Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis.

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       Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Trust.

       Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the New York Stock Exchange and may also take place on days on which the Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

       A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the Portfolio's Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Portfolio could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

       The Fund may authorize certain brokers to accept on its behalf purchase and redemption orders and may authorize these brokers to designate intermediates to accept such orders. The Fund will be deemed to have received such an order when an authorized broker or its designee accepts the order. Orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or designee. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

5. MANAGEMENT OF THE FUND AND THE PORTFOLIO

       The management and affairs of the Fund are supervised by the Trustees of the Trust under the laws of the Commonwealth of Massachusetts. The management and affairs of the Portfolio are supervised by the Trustees of the Portfolio Trust under the laws of the Commonwealth of Massachusetts.

       The Trustees and officers of the Trust and the Portfolio Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Fund. Unless otherwise indicated below, the address of each officer is Martin House, 5 Martin Lane, London, England EC4R ODP.

TRUSTEES OF THE TRUST AND THE PORTFOLIO TRUST

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[Trustees to take office as of August 31, 2000.]

John A. Benning - Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (financial services) (1985 through 1999); Acting General Counsel, Liberty Financial Companies, Inc. (since April 2000); Director, ICI Mutual Insurance Company (1996 through 1998 and since June 2000); Director, SageLife Assurance of America (variable annuity insurance company) (since June 2000); General Partner, Mad River Green Partners (real estate) (since 1972); Director, Liberty Newport World Portfolio Luxembourg (investment fund) (since 1987); Trustee, TT International U.S.A. Master Trust. His date of birth is June 29, 1934.

Peter O. Brown - Partner, Harter, Secrest & Emery LLP (law firm) (since April 1993); Trustee, CGM Trust and CGM Capital Development Fund (since June 1993); Trustee, TT International U.S.A. Master Trust. His date of birth is August 20, 1940.

David J.S. Burnett - Managing Partner, TT International (since September 1998); Director, C. Crosby Limited (property lease holding company) (since January 1999); Director, Brunswick UBS Warburg Ltd. (investment banking) (May 1998 to August 1998); Dalgland Nominees (PM) Ltd. (nominee company) (November 1995 to August 1998); Fenway Services Limited (securities trading) (November 1997 to August 1998); UBS Warburg Securities Ltd. (October 1986 to November 1995); Managing Director, Warburg Dillon Read (investment banking firm) (October 1979 to September 1998); Trustee and President, TT International U.S.A. Master Trust. His date of birth is February 6, 1958.

Robert W. Uek - Partner, PricewaterhouseCoopers LLP (accounting firm) (July 1994 to June 1999); Trustee, Hillview Investment Trust (mutual fund) (since June 2000); Trustee, TT International U.S.A. Master Trust. His date of birth is May 18, 1941.

       The compensation expected to be paid to the Trustees for the fiscal year ending December 31, 2000 is set forth below. The Trustees may hold various other directorships unrelated to the Trust or Portfolio Trust.

	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Portfolio Trust*
David J.S. Burnett, President and Trustee	None	None	None	None

John A. Benning, Trustee	$15,000	None	None	$25,000

Peter O. Brown, Trustee	$15,000	None	None	$25,000

Robert W. Uek, Trustee	$15,000	None	None	$25,000
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*

Each of the Trustees serves as a trustee of the Trust and of TT International U.S.A. Master Trust, a registered investment company having one series, TT EAFE Portfolio. Each Trustee also will serve as a Trustee of two additional series of the Trust.

OFFICERS OF THE TRUST AND THE PORTFOLIO TRUST

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[Officers to take office as of August 31, 2000.]

Samuel Austin Allison - Secretary - Head of Compliance and Legal, TT International (since June 2000); Director, Legal & Compliance, Westdeutsche Landesbank Group (banking, financial services) (June 1996 to June 2000); Head of Group Compliance, Standard Chartered Bank (banking, financial services) (February 1987 to December 1995); Secretary, TT International U.S.A. Master Trust. His date of birth is June 30, 1947.

Graham Barr - Treasurer - Financial Controller, TT International (since June 1998); Company Secretary, C. Crosby Ltd. (holding company) (since November 1999); Head of Investment Accounting, AIB Govettfo Asset Management (fund management) (August 1993 to June 1998); Treasurer, TT International U.S.A. Master Trust. His date of birth is November 13, 1965.

David J.S. Burnett - President - Managing Partner, TT International (since September 1998); Managing Director, Warburg Dillon Read (investment banking firm) (October 1979 to September 1998); Trustee and President, TT International U.S.A. Master Trust. His date of birth is February 6, 1958.

Jill Grossberg - Assistant Secretary - Director and Counsel, Investors Bank & Trust Company, Mutual Fund Administration (since April 2000); Assistant Vice President and Associate Counsel, Putnam Investments (March 1995 to March 2000); Assistant Secretary, TT International U.S.A. Master Trust. Her date of birth is April 26, 1946.

Jeff Gaboury - Assistant Treasurer - Director, Mutual Fund Administration (since October 1996); Assistant Treasurer, TT International U.S.A. Master Trust. His date of birth is October 23, 1968.

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       The Fund is newly-organized and has no shareholders as of the date of this Statement of Additional Information.

       The Trustees who are not "interested persons" (the "Disinterested Trustees") of the Trust as defined by the 1940 Act are the same as the Disinterested Trustees of the Portfolio Trust. Any conflict of interest between the Fund and the Portfolio will be resolved by the Trustees in accordance with their fiduciary obligations and in accordance with the 1940 Act. The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers (the "Indemnified Parties") against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that the Indemnified Parties engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that the Indemnified Parties did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such Indemnified Parties have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

MANAGER

       TT International serves as the manager of the Portfolio and the Fund pursuant to separate management agreements (the "Management Agreements"). Mr. Timothy A. Tacchi owns a controlling interest in TT International. Subject to policies as the Board of Trustees of the Portfolio Trust may determine, TT International manages the securities of the Portfolio and makes investment decisions for the Portfolio. The Management Agreement with the Portfolio Trust provides that TT International may delegate the daily management of the securities of the Portfolio to one or more subadvisers. TT International furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. Unless otherwise terminated, the Management Agreement with the Portfolio Trust will continue in effect for an initial two-year period and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Portfolio Trust or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement. Unless otherwise terminated, the Management Agreement with the Trust will continue in effect for an initial two-year period and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

       Each Management Agreement provides that TT International may provide services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio Trust or the Trust, as the case may be, when authorized either by a vote of a majority of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Board of Trustees of the Portfolio Trust or the Trust, or by TT International on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with the Portfolio Trust provides that neither TT International nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Portfolio Trust. The Management Agreement with the Trust provides that neither TT International nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.

       For its services under the Management Agreement with respect to the Fund, TT International receives fees, which are computed daily and paid monthly, at an annual rate equal to the lesser of (i) 1.00% of the Fund's average daily net assets for the Fund's then-current fiscal year or (ii) the difference between 1.00% of the Fund's average daily net assets for the Fund's then-current fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's then-current fiscal year from the Portfolio. For its services under the Management Agreement with respect to the Portfolio, TT International receives fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets. TT International may reimburse the Fund or Portfolio or waive all or a portion of its management fees. For the period from commencement of operations of the Fund until December 31, 2001 TT International has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.20% of its average daily net assets.

       Because the Fund is newly-organized, it has not paid management fees as of the date of this Statement of Additional Information.

ADMINISTRATOR

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       Pursuant to administrative services agreements ("Administrative Agreements") with each of the Trust and the Portfolio Trust, Investors Bank & Trust Company ("IBT") performs administrative duties for the Fund and the Portfolio, respectively. The address of IBT is 200 Clarendon St., Boston, MA 02116. For its services under the Administrative Agreement with respect to the Portfolio, IBT receives fees, which are at annual rates equal to the following percentages of the Portfolio's average daily net assets for the Portfolio's then-current fiscal year:

First $250 Million in Assets	0.06%
Next $250 Million in Assets	0.04%
Above $500 Million in Assets	0.03%

       The fees above are subject to an annual minimum of $60,000 from the Portfolio. The Fund will pay a pro-rata portion of these fees. IBT also will be paid a one-time fee of $3,750 from each of the Fund and the Portfolio for start-up legal services relating to organizational Board Meetings. The Fund will pay IBT an annual fee of $30,000 for tax, compliance and financial reporting, an annual fee of $35,000 for legal services, a $100 fee for each state securities registration obtained by IBT on behalf of the Fund and a $16,000 fee for fund accounting and net asset value calculation.

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       Because the Fund is newly-organized, it has not paid administrative fees as of the date of this Statement of Additional Information.

DISTRIBUTOR

       First Fund Distributors, Inc. ("First Fund Distributors"), 4455 East Camelback Road, Suite 261E, Phoenix, Arizona 85018, serves as the Distributor of the Fund's shares pursuant to the Distribution Agreement with the Trust with respect to the Fund (the "Distribution Agreement"). Under the Distribution Agreement, First Fund Distributors is obligated to use its best efforts to sell shares of the Fund. The Fund does not pay the distributor a fee for distribution services or for services provided to shareholders.

       Either party may terminate the Distribution Agreement on not less than thirty days' nor more than sixty days' written notice to the other party. Unless otherwise terminated the Distribution Agreement will continue from year to year upon annual approval by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or (ii) by vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party and who have no direct or indirect financial interest in the Distribution Agreement or in any agreement related thereto. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

       First Fund Distributors acts as agent of the Trust in connection with the offering of shares of the Fund pursuant to the Distribution Agreement. The Distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The Distributor also may make payments for marketing, promotional or related expenses to dealers. The amount of these payments are determined by the Distributor and may vary.

TRANSFER AGENT AND CUSTODIAN

       The Fund has entered into a Transfer Agency Agreement with IBT, pursuant to which IBT acts as the transfer agent for the Fund. IBT maintains an account for each shareholder of the Fund, performs other transfer agency functions, and acts as dividend disbursing agent for the Fund. The Fund also has entered into a Custodian Agreement with IBT, pursuant to which IBT acts as custodian for the Fund.

       The Portfolio has entered into a Transfer Agency Agreement with IBT, pursuant to which IBT acts as transfer agent for the Portfolio. The Portfolio also has entered into a Custodian Agreement with IBT, pursuant to which IBT acts as custodian for the Portfolio. IBT's responsibilities include safeguarding and controlling the Portfolio's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's investments, maintaining books of original entry for portfolio accounting and other required books and accounts, and calculating the daily net asset value of the Portfolio. Securities held by the Portfolio may be deposited into certain securities depositaries. IBT does not determine the investment policies of the Portfolio or decide which securities the Portfolio will buy or sell. The Portfolio may, however, invest in securities of IBT and may deal with IBT as principal in securities transactions.

COUNSEL

       Bingham Dana LLP, 150 Federal Street, Boston, MA 02110, acts as counsel for the Fund.

CODES OF ETHICS

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       The Fund, the Portfolio and TT International have each adopted a Code of Ethics (collectively, the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Portfolio or the Fund. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

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EXPENSES

       In addition to amounts payable under its Management Agreement, the Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with TT International or the Fund's Distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums.

6. INDEPENDENT AUDITORS

       PricewaterhouseCoopers LLP, 150 Federal St., Boston, MA 02110, are the independent accountants for the Fund and for the Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

7. TAXATION

TAXATION OF THE FUND AND THE PORTFOLIO

       FEDERAL TAXES. The Fund will elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Fund. If the Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income whether or not distributed and Fund distributions would generally be taxable as ordinary dividend income to shareholders. The Portfolio Trust believes the Portfolio also will not be required to pay any U.S. federal income or excise taxes on its income.

       FOREIGN TAXES. Investment income and gains derived by the Portfolio from non-U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle the Portfolio and/or the Fund to a reduced rate of tax or an exemption from tax on such income. The Fund and the Portfolio intend to qualify for treaty reduced rates where available. It is not possible, however, to determine the Fund's effective rate of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If the Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, the Fund may elect to "pass through" to the Fund's shareholders foreign income taxes paid by it and by the Portfolio. If the Fund so elects, shareholders will be required to treat their pro rata portion of such foreign income taxes as part of the amounts distributed to them by the Fund and thus includible in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If the Fund is not eligible or does not elect to "pass through" to its shareholders foreign income taxes it has paid, directly or indirectly, shareholders will not be able to claim any deduction or credit for any part of such foreign taxes.

TAXATION OF SHAREHOLDERS

       TAXATION OF DISTRIBUTIONS. Shareholders of the Fund will generally have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared. Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

       DIVIDENDS-RECEIVED DEDUCTION. The portion of the Fund's ordinary income dividends attributable to dividends received in respect to equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and may result in certain basis adjustments.

       SPECIAL CONSIDERATIONS FOR NON-U.S. PERSONS. The Fund will withhold tax payments at a rate of 30% on taxable dividends and certain other payments that are made to persons who are not citizens or residents of the U.S. A shareholder may be able to arrange for a lower withholding rate under an applicable treaty if the shareholder supplies the appropriate documentation required by the Fund. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

       BACKUP WITHHOLDING. The Fund is required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Prospective investors should read the Fund's account application for additional information regarding backup withholding of federal income tax.

       DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

       CERTAIN DEBT INVESTMENTS. Any investment by the Fund in certain stripped securities and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional taxable gain or loss to the Fund.

       OPTIONS, ETC. The Fund's transactions in options, futures and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund intends to limit its activities in options, futures and forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

       FOREIGN INVESTMENTS. Special tax considerations apply with respect to non-U.S. investments of the Fund. Foreign exchange gains and losses realized by the Fund will generally be treated as ordinary income and loss. The Fund may invest, through the Portfolio, in foreign entities that may be treated as "passive foreign investment companies" for U.S. federal income tax purposes. If the Portfolio does invest in passive foreign investment companies, the Fund may be required to pay additional tax (and interest) in respect of distributions from, and gains attributable to the sale or other disposition of the stock of, such entities. If the Fund is eligible to make and makes either a "qualified electing fund" election or a "mark to market" election with respect to an investment in a passive foreign investment company, then the Fund may have taxable income from such investment regardless of whether or not the Fund receives any actual distributions of cash derived from such passive foreign investment company in any given year. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might have otherwise continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

8. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

       Specific decisions to purchase or sell securities for the Portfolio are made by portfolio managers who are partners or employees of TT International. The portfolio managers of the Portfolio may serve other clients of TT International in a similar capacity.

       TT International determines which brokers or dealers are to be used for brokerage transactions and negotiates and approves commission rates paid. In the selection of brokers and dealers to execute security transactions for the Portfolio, TT International will endeavor to ensure that the chosen brokers and dealers have the ability to obtain best execution. TT International believes that, particularly in countries with less developed securities markets, it is important to deal with brokers and dealers that have experience and expertise in the local markets. Other factors in the selection of brokers and dealers include the reliability, integrity, financial condition and general execution and operation capabilities of competitive brokers and dealers and research services provided by them. Based on these factors, TT International may not always direct trades to brokers or dealers that offer the lowest commission rates. On at least an annual basis, TT International establishes for each region or country in which it effects brokerage transactions, a schedule of commissions that will apply generally to its transactions on behalf of its clients in that region or country. As a result, TT International does not negotiate commission rates for particular trades. TT International reviews these commission levels periodically in light of prevailing market commission rates.

       TT International receives a wide range of research from brokers and dealers. Research received includes economic forecasts and interpretations, information on industries, groups of securities, individual companies, statistics, political developments, technical market action pricing and appraisal services, performance analysis and provision of computerized quotation and other equipment. These research services are a significant factor, among others, in the selection of brokers and dealers. Research services may be provided directly by brokers and dealers, or pursuant to "soft dollar" arrangements whereby the broker or dealer pays for the services to be provided by others.

       To the extent that research services of value are provided by brokers and dealers, TT International is relieved of expenses that it might otherwise bear and the Portfolio may pay commissions higher than those obtainable from brokers or dealers who do not provide such research services.

       Research services furnished by brokers or dealers through which TT International effects securities transactions may be used in servicing all accounts which it manages. Conversely, research services received from brokers or dealers which execute transactions for a particular account will not necessarily be used by TT International specifically in connection with the management of that account.

       The Portfolio is newly-organized and has not paid brokerage commissions as of the date of this Statement of Additional Information.

       In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of TT International's other clients. Investment decisions for the Portfolio and for TT International's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment manager, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

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       It is TT International's policy to exclude institutional accounts, such as the Portfolio's, from allocations of stock in initial public offerings or other "hot issues," unless the market capitalization of the issuer exceeds a minimum threshold determined by TT International from time to time and TT International otherwise determines participation to be appropriate. This policy is based on TT International's judgment that companies with smaller market capitalizations are not suitable for accounts such as those of the Portfolio and that even larger initial public offerings may not be suitable for the Portfolio. TT International may allocate these investments to other accounts managed by TT International, which may include accounts in which TT International and its principals have investment or carried interests. As a result the Portfolio may not participate in short-term gains based upon post-issue appreciation in the value of "hot issues" even in cases where these opportunities may result, at least in part, from trading activity by the Portfolio. However, the Portfolio will also avoid the risks associated with some initial public offerings and other "hot issues" of smaller issuers.

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9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

       The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust has reserved the right to create and issue additional series and classes of shares. Each share of each class represents an equal proportionate interest in the Fund with each other share of that class. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences between classes of shares of a series). Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, and shares of a class are entitled to vote separately to approve any distribution or service arrangements relating to that class, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular series or class, only shares of that series or class are entitled to vote.

       Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no present intention of holding annual meetings of shareholders but the Trust will hold special meetings of the Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

       The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by a Majority Shareholder Vote would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

       The Fund's transfer agent maintains a share register for shareholders of record. Share certificates are not issued.

       The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

       The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

       The Portfolio is a series of the Portfolio Trust, which is organized as a trust under the laws of Massachusetts. Each investor in the Portfolio, including the Fund, may add to or withdraw from its investment in the Portfolio on each Business Day. As of the close of regular trading on each Business Day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate beneficial interest in the Portfolio. Any additions or withdrawals that are to be effected on that day are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of the close of regular trading on the next following Business Day.

10. FINANCIAL STATEMENTS

       The Fund is newly-organized and has not issued financial statements as of the date of this Statement of Additional Information.

PART C

Item 23. Exhibits

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*	a	Declaration of Trust of the Registrant.
*	b	By-Laws of the Registrant.
*	d	Form of Management Agreement between the Registrant and TT International Investment Management ("TT International") with respect to TT EAFE Mutual Fund (the "Fund").
	e	Form of Distribution Agreement between the Registrant and First Fund Distributors, Inc., as distributor.
	g	Form of Custodian Agreement between the Registrant and Investors Bank & Trust Company, as custodian.
	h(1)	Form of Transfer Agency Agreement between the Registrant and Investors Bank & Trust Company, as transfer agent.
	h(2)	Form of Expense Limitation Agreement with respect to the Fund.
	h(3)	Agreement among the Registrant, TT International U.S.A. Master Trust, TT International, LKCM Fund and Luther King Capital Management regarding the master/feeder structure.
	h(4)	Form of Administrative Services Agreement between the Registrant and Investors Bank & Trust Company, as administrator.
*	i	Opinion and consent of counsel.
	p	Forms of Codes of Ethics of the Fund, TT EAFE Portfolio and TT International.

_________________

*Incorporated herein by reference to the Registrant's initial Registration Statement on Form N-1A, as filed with the Commission on June 9, 2000.

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Item 24. Persons Controlled by or under Common Control with Registrant

       Not applicable.

Item 25. Indemnification

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       Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated herein by reference; and (b) Section 7 of the Distribution Agreement by and between the Registrant and First Fund Distributors, Inc., filed as an exhibit hereto. The provisions of the Declaration of Trust permit indemnification, to the extent permitted under applicable law, of Trustees and officers of the Registrant against liability and expenses reasonably incurred or paid by such Trustees or officers in connection with any claim, action, suit or proceeding in which a Trustee or officer becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by the Trustee or officer in the settlement thereof. The provisions of the Distribution Agreement provide for indemnification by the Distributor for liability arising out of actions or statements of the Distributor. Neither the Declaration of Trust, nor the Distribution Agreement provides for indemnification where the Trustee or officer has been found subject to liability by reason of willful misfeasance, bad faith or negligence in the performance of his or her duties.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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       The Trustees and officers of the Registrant and the personnel of the Registrant's administrator and distributor will be insured under an errors and omissions liability insurance policy. The Registrant and its officers also will be insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

Item 26. Business and Other Connections of Investment Adviser

       TT International Investment Management ("TT International") is a partnership with offices at Martin House, 5 Martin Lane, London, England EC4R ODP. TT International is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 and is authorized to conduct its investment business in the United Kingdom by the Investment Management Regulatory Organisation Limited (IMRO). TT International also is registered as a commodity pool operator and commodity trading adviser with the Commodity Futures Trading Commission (CFTC). The principal business address of each person listed below is Martin House, 5 Martin Lane, London, England EC4R ODP. The partners of TT International are as follows:

Name	Employment during the Past Two Fiscal Years
Timothy A. Tacchi	Partner and Investment Manager, TT International
Alexander S. M. Carswell	Partner and Financial Controller, TT International
James E. Tonner	Partner, TT International
Mark S. Williams	Partner, TT International
David J.S. Burnett	Managing Partner, TT International (since September 1998); Managing Director, Warburg Dillon Read, 1 Finsbury Avenue, London, England (October 1979 to September 1998)
Martin A. Shenfield	Partner, Head of Far East Desk, TT International (since April 1998); Chief Executive Officer, KI Pacific Asset Management (June 1993 to October 1997)
Michael Bullock

Partner, Portfolio Management Country Selection, TT International (since September 1999); Group Managing Director and CIO, Morgan Grenfell Asset Management, 20 Finsbury Circus, London, England (1990 to 1998)

Henry W. Bedford	Partner, Head of Trading, TT International (since September 1999); Portfolio Manager, Moore Capital Management, 63 St. James Street, London, England (December 1996 to September 1999)
John D. Hobson	Partner, Investment Manager, TT International (since October 1998); Equity Syndication, Proprietary Trading, Warburg Dillon Read, 1 Finsbury Avenue, London, England (September 1986 to October 1998)
Dean L. Smith	Partner, Investment Manager, TT International (since October 1998); Investment Manager, LGT Asset Management (April 1994 to October 1998)

Item 27. Principal Underwriters

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(a)

First Fund Distributors, Inc. ("First Fund Distributors") is the distributor for the Registrant. First Fund Distributors serves as the distributor or placement agent for the following other registered investment companies: Advisor Series Trust (15 series multi-manager fund); Allegience Funds; Amivest Fund; Bailard, Biehl & Kaiser Funds; Brandes International Fund; Dessauer; Global Equity Fund; First Financial Planners; Fleming Funds; Fremont Mutual Funds; Investec Guinness Flight Funds; Investors Research Fund; Jurika & Voyle Funds; Kayne Anderson Mutual Funds; Masters Select Funds; Matrix LMH Fund; Matterhorn Growth Fund; O'Shaughnessy Funds; PIC Investment Trust; Professional Managed Portfolios (20 series multi-manager funds); Puget Sound Alternative Investment Trust; Purisima Funds; Rainier Mutual Funds; RNC Mutual Funds; Rochdale Portfolios; Trust for Investment Managers (3 series multi-manager funds); TIFF Investment Program, Inc.; Harding, Loevner Funds, Inc.; Samco Funds, Inc.; FFTW Funds, Inc. and TT International U.S.A. Master Trust.

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(b)

The information required by this Item 27 with respect to each director or officer of First Fund Distributors is incorporated herein by reference from Schedule A of Form BD (File No. 8-42809) as filed by First Fund Distributors pursuant to the Securities Exchange Act of 1934.

(c)	Not applicable.

Item 28. Location of Accounts and Records

       The accounts and records of the Registrant are located, in whole or in part, at the offices of the Registrant and at the following locations:

Name:	Address:
TT International	Martin House, 5 Martin Lane London, England EC4R ODP
First Fund Distributors, Inc.	4455 East Camelback Road Suite 261E Phoenix, AZ 85018
Investors Bank & Trust Company	200 Clarendon St., Boston, MA 02116

Item 29. Management Services

       Not applicable.

Item 30. Undertakings

       Not applicable.

SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in London, England, on the 23rd day of August, 2000.

TT INTERNATIONAL U.S.A.
FEEDER TRUST
on behalf of TT EAFE Mutual Fund

By: David J. S. Burnett
David J.S. Burnett
President

       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on August 23, 2000.

Signature	Title
David J. S. Burnett David J. S. Burnett	President (Principal Executive Officer) and Trustee of TT International U.S.A. Feeder Trust
Alexander S. M. Carswell Alexander S. M. Carswell	Treasurer (Principal Accounting and Financial Officer) and Trustee of TT International U.S.A. Feeder Trust
Michael Bullock Michael Bullock	Secretary and Trustee of TT International U.S.A. Feeder Trust

SIGNATURES

       TT International U.S.A. Master Trust has duly caused this Registration Statement on Form N-1A of TT International U.S.A. Feeder Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in London, England, on the 23rd day of August, 2000.
TT INTERNATIONAL U.S.A.
MASTER TRUST
on behalf of TT EAFE Portfolio

By: David J. S. Burnett
David J.S. Burnett
President of TT International U.S.A.
Master Trust

       This Registration Statement on Form N-1A of TT International U.S.A. Feeder Trust has been signed below by the following persons in the capacities indicated below on August 23, 2000.

Signature	Title
David J. S. Burnett David J. S. Burnett	President (Principal Executive Officer) and Trustee of TT International U.S.A. Master Trust
Alexander S. M. Carswell Alexander S. M. Carswell	Treasurer (Principal Accounting and Financial Officer) and Trustee of TT International U.S.A. Master Trust
Michael Bullock Michael Bullock	Secretary and Trustee of TT International U.S.A. Master Trust

INDEX TO EXHIBITS

Exhibit No.:	Description:
e	Form of Distribution Agreement between the Registrant and First Fund Distributors, Inc., as distributor.
g	Form of Custodian Agreement between the Registrant and Investors Bank & Trust Company, as custodian.
h(1)	Form of Transfer Agency Agreement between the Registrant and Investors Bank & Trust Company, as transfer agent.
h(2)	Form of Expense Limitation Agreement with respect to the Fund.
h(3)	Agreement among the Registrant, TT International U.S.A. Master Trust, TT International, LKCM Fund and Luther King Capital Management regarding the master/feeder structure.
h(4)	Form of Administrative Services Agreement between the Registrant and Investors Bank & Trust Company, as administrator.
p	Forms of Codes of Ethics of the Fund, TT EAFE Portfolio and TT International.